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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fox Point Capital Management LLC
Address:   101 Park Avenue, 21st Floor
           New York, NY 10011

Form 13F File Number:
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Schweitzer
Title:   Chief Financial Officer
Phone:   (212) 984-2373

Signature, Place, and Date of Signing:


/s/ Scott Schweitzer                    New York, NY            February 6, 2007
------------------------------------    ---------------------   ----------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          33

Form 13F Information Table Value Total:    $137,023
                                          (thousands)

List of Other Included Managers:

     None

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                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF             VALUE  SHRS OR PRN                 INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP             COM       00208J108     1781       45000 SH              SOLE                 45000
AMERICA MOVIL SA DE CV         SPON ADR  02364W105      497       11000 SH              SOLE                 11000
AMERICAN EXPRESS CO            COM       025816109     2002       33000 SH              SOLE                 33000
AMERICAN INTL GROUP INC        COM       026874107     6091       85000 SH              SOLE                 85000
AMERICAN TOWER CORP            CL A      029912201     4101      110000 SH              SOLE                110000
APPLE COMPUTER INC             COM       037833100     3394       40000 SH              SOLE                 40000
BERKSHIRE HATHAWAY INC DEL     CL A      084670108     9459          86 SH              SOLE                    86
BROOKFIELD ASSET MGMT INC      CL A      112585104     3999       83000 SH              SOLE                 83000
CHEVRON CORP NEW               COM       166764100     5147       70000 SH              SOLE                 70000
COMCAST CORP NEW               CL A      20030N101     6350      150000 SH              SOLE                150000
CONOCOPHILLIPS                 COM       20825C104     5037       70000 SH              SOLE                 70000
DTS INC                        COM       23335C101     3629      150000 SH              SOLE                150000
GUITAR CTR MGMT INC            COM       402040109     2046       45000 SH              SOLE                 45000
HEELYS INC                     COM       42279M107     1606       50000 SH              SOLE                 50000
HORIZON LINES INC              COM       44044K101     7684      285000 SH              SOLE                285000
IHS INC                        CL A      451734107     5527      140000 SH              SOLE                140000
INTEROIL CORP                  COM       460951106     3090      102000 SH              SOLE                102000
LIBERTY GLOBAL INC             COM SER A 530555101     3644      125000 SH              SOLE                125000
LIBERTY MEDIA HLDG CORP INT    COM SER A 53071M104     1618       75000 SH              SOLE                 75000
MASTERCARD INC                 CL A      57636Q104     3940       40000 SH              SOLE                 40000
MEDCO HEALTH SOLUTIONS INC     COM       58405U102     4008       75000 SH              SOLE                 75000
MICROSOFT CORP                 COM       594918104     2986      100000 SH              SOLE                100000
NIKE INC                       CL B      654106103     7922       80000 SH              SOLE                 80000
POLO RALPH LAUREN CORP         CL A      731572103    10872      140000 SH              SOLE                140000
PRECISION CASTPARTS CORP       COM       740189105     5088       65000 SH              SOLE                 65000
QUALCOMM INC                   COM       747525103     2834       75000 SH              SOLE                 75000
STARWOOD HOTELS & RESORTS WRLD COM       85590A401     2000       32000 SH              SOLE                 32000
TIME WARNER INC                COM       887317105     4356      200000 SH              SOLE                200000
UNITEDHEALTH GROUP INC         COM       91324P102     4030       75000 SH              SOLE                 75000
VOLCOM INC                     COM       92864N101     5036      170319 SH              SOLE                170319
WNS HOLDINGS LTD               SPON ADR  92932M101     2488       80000 SH              SOLE                 80000
WESTERN UN CO                  COM       959802109     2242      100000 SH              SOLE                100000
AMDOCS LTD                     ORD       G02602103     2519       65000 SH              SOLE                 65000